Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 559,386	$ 882,011	$ 13,062,373
Costs of revenue	(757,901)	(1,655,970)	(17,179,060)
Gross loss	(198,515)	(773,959)	(4,116,687)
Service income		56,030	14,587
Service expenses		(1,289)	(21,130)
Selling expenses	(2,082,829)	(1,170,378)	(927,243)
General and administrative expenses	(3,675,465)	(3,192,030)	(4,183,775)
(Provision for) recovery from doubtful accounts	(22,229)	23,608	150,280
Impairment loss for intangible assets	(3,281,779)
Operating loss	(9,260,817)	(5,058,018)	(9,083,968)
Financial (expenses) income	(37,899)	57,077	(125,127)
Other income	24,708	146,623	68,436
Other expense	(235,859)	(52,367)
Loss from warrant redemption			(1,091,719)
Change in fair value of warrants liability	599,865	(229,749)	527,617
Loss before provision for income tax and non-controlling interest	(8,910,002)	(5,136,434)	(9,704,761)
Income tax benefit			95,026
Net loss from continuing operations	(8,910,002)	(5,136,434)	(9,609,735)
Discontinued operations:
Loss from operations of discontinued operations, net of taxes			(168,574)
Loss from disposal of discontinued operations, net of taxes			(82,579)
Net loss	(8,910,002)	(5,136,434)	(9,860,888)
Less: net loss attributable to non-controlling interest			(129,020)
Net loss attributable to Lianluo Smart Limited	(8,910,002)	(5,136,434)	(9,731,868)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(515,477)	380,077	(567,162)
Comprehensive loss	(9,425,479)	(4,756,357)	(10,428,050)
-less comprehensive loss attributable to non-controlling interest			(230,838)
Comprehensive loss attributable to Lianluo Smart Limited	$ (9,425,479)	$ (4,756,357)	$ (10,197,212)
Weighted average number of common shares used in computation
-Basic	17,617,416	17,312,586	10,422,765
-Diluted	17,617,416	17,312,586	10,422,765
Loss from continuing operations per share of common stock
-Basic	$ (0.51)	$ (0.3)	$ (0.92)
-Diluted	(0.51)	(0.3)	(0.92)
Loss from discontinued operations per share of common stock
-Basic			(0.01)
-Diluted			(0.01)
Net loss per share of common stock
-Basic	(0.51)	(0.3)	(0.93)
-Diluted	$ (0.51)	$ (0.3)	$ (0.93)